Share-Based Payments (Details) - Schedule of the movement of share-based payment reserves - USD ($)	24 Months Ended
	Dec. 31, 2022	Dec. 30, 2022
Schedule of the Movement of Share Based Payment Reserves [Abstract]
Beginning balance		$ 2,361,094
Share-based payments expense during the year (note 8)	$ 564,741	801,450
Ending balance	1,512,490	$ 3,162,544
Reversal of prior provisions	$ (2,214,795)